Statements Of Operations - Class of Stock [Domain] - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2015	Jan. 31, 2015	Mar. 31, 2015
Operating Expenses
Selling, general and administrative	$ 514,277	$ 407,521	$ 848,464
Loss from operations	(514,277)	(407,521)	(848,464)
Other income and expense	0	0	0
Loss before income tax provision	(514,277)	(407,521)	(848,464)
Income tax provision	0	0	0
Net loss	$ (514,277)	$ (407,521)	$ (848,464)
Basic and diluted loss per common share	$ (0.02)	$ (0.50)	$ (0.05)
Weighted average shares outstanding	33,138,877	822,222	17,660,838